Pension and Postretirement Benefits - Schedule of Amounts Recognized in AOCI (Detail) (Other postretirement benefit obligations [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other postretirement benefit obligations [Member]
Net actuarial loss	$ 20,020	$ 18,174